Other Receivables - Summary of Other Receivables (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current
Tax credits	$ 38,559	$ 133,264
Contributions to the Trust Fund to Strengthen the Inter-urban Railroad System (F.F.F.S.F.I.) (Note 39)	104,251	86,013
Prepaid expenses	47,099	72,909
Advance to suppliers	370,750	1,149,917
Guarantee deposits	7,215	7,362
Total	567,874	1,449,465
Current
Tax credits	359,619	200,035
Related parties receivables (Note 19)	102,912	13,980
Prepaid expenses	64,566	117,080
Guarantee deposits	266	7,564
Reimbursements receivable	21,278	29,436
Advances to suppliers	33,517	39,499
Salaries advances and loans to employees	13,927	12,569
Balance receivable under the ADSs Program		118,333
Receivables from sales of property, plant and equipment	8,356	36,908
Miscellaneous	14,856	14,220
Total	619,297	589,624
Detail of tax credits by tax:
Income tax	239,066	24,425
Value Added Tax	55,738	148,948
Turnover tax	61,206	26,168
Others	3,609	494
Total	$ 359,619	$ 200,035